Loan Capital - Movement Reconciliation (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018
Loan capital
Balance at beginning		$ 17,265	[1]	$ 17,666
Issuances		4,935		2,342
Maturities, repayments, buy backs and reductions		(1,662)		(2,387)
Total cash movements		3,273		(45)
Foreign exchange translation impact		521		449
Fair value hedge accounting adjustments		748		(257)
Conversion of Convertible Preference Shares to ordinary shares				(566)
Other (amortisation of bond issue costs, etc.)		19		18
Total non-cash movements		1,288		(356)
Balance at ending	[1]	21,826		17,265
Parent Entity
Loan capital
Balance at beginning		17,265	[1]	17,666
Issuances		4,935		2,342
Maturities, repayments, buy backs and reductions		(1,662)		(2,387)
Total cash movements		3,273		(45)
Foreign exchange translation impact		521		449
Fair value hedge accounting adjustments		748		(257)
Conversion of Convertible Preference Shares to ordinary shares				(566)
Other (amortisation of bond issue costs, etc.)		19		18
Total non-cash movements		1,288		(356)
Balance at ending	[1]	$ 21,826		$ 17,265

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.